8. PRIVATE PLACEMENT	9 Months Ended
Sep. 30, 2014
Private Placement
8. PRIVATE PLACEMENT

NOTE 8: PRIVATE PLACEMENT FINANCING

Since 1999, we have relied primarily on equity financings from outside investors to supplement our cash flow from operations. Since January 1, 2012, we have completed the various financing summarized below.

Date	Dollar Amount	# of Securities Sold

January 2012	$575,000	958,338 common shares and warrants to purchase 191,671 common shares; also issued 197,860 penalty shares for electing not to register resale of securities.
April 2012	270,000	Exercise of 900,000 warrants
April/May 2012	470,000	Issued preferred stock, which was subsequently converted into 1,361,333 shares and warrants to purchase 41,667 common shares
July 2012	606,240	Issued 2,020,799 common shares, 673,600 warrants and 258,333 additional common shares for failing to reach certain performance milestones.
November 2012	$301,000	Issued 1,003,334 common shares and warrants to purchase 501,667 shares.
2013	5,562,816 (1)	Issued 19,125,000 common shares and warrants to purchase 9,562,000 shares
January/February 2014	2,160,300	Issued 7,201,000 common shares and warrants to purchase 3,600,000 shares
March 2014	500,000	Issued 2,000,000 common shares.
July 2014	1,000,000	Issued 2,000,000 shares and warrants to purchase 1,000,000 shares
July 2014	250,000 (2)	Issued convertible note in the principal amount of $250,000 and warrants to purchase 125,000 shares

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(1)	Three of our officers and directors purchase a total of $340,000 of securities sold in 2013/2014 private placements.

(2)	Convertible notes: bear interest at 6%, with semiannual interest payments on January 31 and July 31, commencing on January 31, 2015; maturing on July 31, 2017, unless redeemed. At the option of the note holder the principle and accrued interest is convertible at the greater of $0.50 per share or 85% of the variable weighted average price “VWAP”). In the event of the Company’s closing sales price of $1.00 per share on the OTCQB for at least 10 trading days with a VWAP of at least 25,000 shares, then the Notes shall automatically convert at 85% of the VWAP. Each warrant is exercisable at the option of the warrant holder at an exercise price of $1.20 per share through July 31, 2017.